Income Tax - Schedule of Income Tax Expenses (Details) (10-K) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred federal income tax		$ (22,424)	$ (2,571)
Deferred state income tax
Deferred change in valuation allowance		22,424	2,571
Income tax expense (benefit)